Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision Benefit

Income tax provision (benefit) for the years ended December 31, 2020 and 2019 is summarized below:

	Year Ended
	December 31,
	2020	2019
Current income tax provision:
Federal	$-	$-
State	-	-
Total current income tax provision	-	-

Deferred income tax benefit:
Federal	(139,793)	(497,200)
State	(36,607)	(130,200)
Total deferred income tax benefit	(176,400)	(627,400)
Change in deferred tax asset valuation allowance	176,400	627,400
Total provision for income taxes	$-	$-

Schedule of Sources and Tax Effects

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences as of December 31, 2020 and 2019 are as follows:

	Year Ended
	December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	5.5	5.5
Change in deferred tax asset valuation allowance	(26.5)	(26.5)
Effective income tax rate	-%	-%

Schedule of Components of Deferred Income Tax Assets

Components of the net deferred income tax assets at December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Net operating loss carryforwards	$1,363,000	$1,155,600
Depreciation and amortization	(31,000)	-
Valuation allowance	(1,332,000)	(1,155,600)
Net deferred tax assets	$-	$-

Schedule of Valuation Allowance

	December 31,
	2020	2019
Valuation allowance as of beginning of year	$1,155,600	$528,200
Increases recorded to income tax provision	176,400	627,400
Valuation allowance as of end of year	$1,332,000	$1,155,600